Document And Entity Information	Sep. 17, 2026
Document Information Line Items
Entity Central Index Key	0002084261
Document Type	8-K
Document Period End Date	Sep. 16, 2026
Entity Registrant Name	URSB Bancorp, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56829
Entity Tax Identification Number	39-4348578
Entity Address, Address Line One	11-15 Cooke Avenue
Entity Address, City or Town	Carteret
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07008
City Area Code	732
Local Phone Number	541-5445
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Title of 12(b) Security	STOCK
Trading Symbol	URSB